Aug. 31, 2025
Neuberger Berman Emerging Markets Equity Fund | Class R3 (NEMRX)
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	1.01
Distribution and/or shareholder service (12b-1) fees	0.50
Other expenses	0.44
Total annual operating expenses	1.95
Fee waivers and/or expense reimbursement	0.35
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.60

[1]	"Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.59% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.59% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	1.01
Distribution and/or shareholder service (12b-1) fees	0.50
Other expenses	0.44
Total annual operating expenses	1.95
Fee waivers and/or expense reimbursement	0.35
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.60

[1]	"Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.59% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.59% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R3	$163	$505	$949	$2,185